Pay vs Performance Disclosure	10 Months Ended	12 Months Ended
	Oct. 28, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Chazen		Stavros		Average	Average
					Summary	Compensation	Value of Initial Fixed $100
					Compensation	Actually Paid	Investment Based on:			Company
	Summary	Compensation	Summary	Compensation	Table Total	to Non-PEO	Company	Peer Group	Company	Selected
	Compensation	Actually	Compensation	Actually	for Non-PEO	Named	Total	Total	Net Income	Measure:
	Table	Paid to	Table	Paid to	Named	Executive	Stockholder	Stockholder	(Loss)	Operating
Year	Total for	PEO 1	Total for	PEO 2	Executive	Officers	Return	Return	(in thousands)	Margin
(1)	PEO 1	(2)	PEO 2	(3)	Officers	(4)	(5)	(6)	(7)	(8)
2024	n/a	n/a	$8,361,249	$11,829,952	$3,322,897	$3,888,777	$198.59	$158.04	$397,330	39%
2023	n/a	n/a	$5,457,370	$4,321,974	$2,210,315	$1,782,860	$176.99	$159.64	$442,604	45%
2022	$308,927	$308,927	$3,662,058	$5,922,767	$1,744,762	$2,698,019	$190.88	$154.15	$1,050,249	63%
2021	$349,162	$349,162	n/a	n/a	$2,443,348	$8,179,867	$150.88	$106.05	$559,716	56%
2020	$255,462	$255,462	n/a	n/a	$1,692,176	$(16,291)	$56.15	$63.60	$(1,868,983)	(102)%
(1)	We have never sponsored or maintained any defined benefit or actuarial pension plans, and therefore no pension value adjustments were made to the compensation actually paid amounts set forth in this table. To date, we have not granted any option awards to any Named Executive Officer. The Company began paying dividends in 2021.

Fair value amounts included in the table above and in the following footnotes are computed in accordance with FASB ASC 718 and, for any awards subject to market conditions, the fair value as of a given date was calculated based upon the probable outcome of such conditions as of such date. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant. The range of estimates used in the Monte Carlo calculations are as follows: (a) for PSUs granted in 2019, (i) expected volatility of 87.06 percent and risk-free interest rate of 0.10 percent as of December 31, 2020, and (ii) expected volatility of 35.04 percent and risk-free interest rate of 1.57 percent as of December 31, 2019; (b) for PSUs granted in 2020, (i) expected volatility of 51.94 percent and risk-free interest rate of 0.39 percent as of December 31, 2021, and (ii) expected volatility of 66.73 percent and risk-free interest rate of 0.13 percent as of December 31, 2020; (c) for PSUs granted in 2023, (i) expected volatility of 44.65 percent and risk-free interest rate of 4.13 percent as of December 31, 2023, and (ii) expected volatility of 28.32 percent and risk-free interest rate of 4.08 percent as of December 31, 2024; and (d) for PSUs granted in 2024, expected volatility of 31.22 percent and risk-free interest rate of 4.16 as of December 31, 2024. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 12—Stock Based Compensation to our audited financial statements included in our 2024 Form 10-K and in our Form 10-Ks for prior years, as applicable.

(2)	Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.
(3)	Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal years 2022, 2023, and 2024. From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2024 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Change in
			Fair Value		Change in	Fair Value of	Dollar Value of
			(from End of		Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal		(from End of	Stock Awards	Paid on
		of Covered	Year) of		Prior Year)	that Failed to	Unvested Stock
	Aggregate	Year Stock	Prior Years’	Fair Value	of Prior	Meet	Awards during
	Grant Date	Awards	Stock	of Covered	Years’ Stock	Applicable	Covered Year
	Fair Value of	Outstanding	Awards	Year Stock	Awards that	Vesting	Not Otherwise
	Stock Awards	and	Outstanding	Awards that	Vested	Conditions	Included in
	Granted	Unvested as	and Unvested	Vested During	during	during the	Total
	During the	of End of	as of End of	the Covered	Covered	Covered Year	Compensation	TOTAL
	Covered	Covered	Covered	Year as of the	Year as of the	at End of	for the	CAP EQUITY
Year	Year	Year	Year	Vesting Date	Vesting Date	Covered Year	Covered Year	VALUE
2024	$6,130,110	$7,927,230	$1,064,206	n/a	$325,599	n/a	$281,778	$9,598,813

(4)	For fiscal years 2022, 2023, and 2024, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican. In connection with the cessation of Mr. Millican’s employment with the Company effective October 28, 2024, his Total Summary Compensation Table amounts for 2024 include over $1.7 million in severance payments and benefits, and he also received pro-rata vesting of 59,873 shares underlying his outstanding equity awards, with all remaining unvested shares forfeited at the time of his departure from the Company.

From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals for 2024 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Fair
Value of
			Change in	Covered
			Fair Value	Year	Change in	Fair Value of	Dollar Value of
			(from End of	Stock	Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal	Awards	(from End of	Stock Awards	Paid on
		of Covered	Year) of	that	Prior Year)	that Failed to	Unvested Stock
		Year Stock	Prior Years’	Vested	of Prior	Meet	Awards during
		Awards	Stock	during	Years’ Stock	Applicable	Covered Year
		Outstanding	Awards	the	Awards that	Vesting	Not Otherwise
	Aggregate Grant	and	Outstanding	Covered	Vested	Conditions	Included in
	Date Fair Value	Unvested as	and Unvested	Year as	during	during the	Total
	of Stock Awards	of End of	as of End of	of the	Covered	Covered Year	Compensation	TOTAL
	Granted During	Covered	Covered	Vesting	Year as of the	at End of	for the	CAP EQUITY
Year	the Covered Year	Year	Year	Date	Vesting Date	Covered Year	Covered Year	VALUE
2024	$1,835,089	$1,871,683	$269,380	$119,557	$216,482	$(165,623)	$89,491	$2,400,970
(5)	Assumes an investment of $100 was made in the Company's Class A Common Stock on December 31, 2019, and measures cumulative total stockholder return (including the reinvestment of dividends) from that date through and including December 31 of the specified year.
(6)	Assumes an investment of $100 was made in the S&P Oil & Gas Exploration and Production ETF on December 31, 2019, and measures cumulative total stockholder return (including the reinvestment of dividends) from that date through and including December 31 of the specified year.
(7)	Reflects the Company’s net income reflected in the Company’s audited GAAP financial statements for each specified fiscal year.
(8)	Reflects the Company’s operating margin for each specified fiscal year. Please refer to “Compensation Discussion and Analysis—2024 Compensation Decisions—Annual Incentive Program” for information regarding how we calculate operating margin. In determining operating margin for purposes of (a) our 2020 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $1.38 billion related to impairment of oil and natural gas properties; and (b) our 2023 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $15.7 million related to a proved property impairment related to a natural gas property located in St. Martin Parish, Louisiana. No exclusions were made for 2021, 2022, or 2024.

Company Selected Measure Name		operating margin
Named Executive Officers, Footnote
(2)	Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.
		Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal years 2022, 2023, and 2024.For fiscal years 2022, 2023, and 2024, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican.
Peer Group Issuers, Footnote
(6)	Assumes an investment of $100 was made in the S&P Oil & Gas Exploration and Production ETF on December 31, 2019, and measures cumulative total stockholder return (including the reinvestment of dividends) from that date through and including December 31 of the specified year.

Adjustment To PEO Compensation, Footnote	From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2024 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Change in
			Fair Value		Change in	Fair Value of	Dollar Value of
			(from End of		Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal		(from End of	Stock Awards	Paid on
		of Covered	Year) of		Prior Year)	that Failed to	Unvested Stock
	Aggregate	Year Stock	Prior Years’	Fair Value	of Prior	Meet	Awards during
	Grant Date	Awards	Stock	of Covered	Years’ Stock	Applicable	Covered Year
	Fair Value of	Outstanding	Awards	Year Stock	Awards that	Vesting	Not Otherwise
	Stock Awards	and	Outstanding	Awards that	Vested	Conditions	Included in
	Granted	Unvested as	and Unvested	Vested During	during	during the	Total
	During the	of End of	as of End of	the Covered	Covered	Covered Year	Compensation	TOTAL
	Covered	Covered	Covered	Year as of the	Year as of the	at End of	for the	CAP EQUITY
Year	Year	Year	Year	Vesting Date	Vesting Date	Covered Year	Covered Year	VALUE
2024	$6,130,110	$7,927,230	$1,064,206	n/a	$325,599	n/a	$281,778	$9,598,813

Non-PEO NEO Average Total Compensation Amount		$ 3,322,897	$ 2,210,315	$ 1,744,762	$ 2,443,348	$ 1,692,176
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,888,777	1,782,860	2,698,019	8,179,867	(16,291)
Adjustment to Non-PEO NEO Compensation Footnote

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Fair
Value of
			Change in	Covered
			Fair Value	Year	Change in	Fair Value of	Dollar Value of
			(from End of	Stock	Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal	Awards	(from End of	Stock Awards	Paid on
		of Covered	Year) of	that	Prior Year)	that Failed to	Unvested Stock
		Year Stock	Prior Years’	Vested	of Prior	Meet	Awards during
		Awards	Stock	during	Years’ Stock	Applicable	Covered Year
		Outstanding	Awards	the	Awards that	Vesting	Not Otherwise
	Aggregate Grant	and	Outstanding	Covered	Vested	Conditions	Included in
	Date Fair Value	Unvested as	and Unvested	Year as	during	during the	Total
	of Stock Awards	of End of	as of End of	of the	Covered	Covered Year	Compensation	TOTAL
	Granted During	Covered	Covered	Vesting	Year as of the	at End of	for the	CAP EQUITY
Year	the Covered Year	Year	Year	Date	Vesting Date	Covered Year	Covered Year	VALUE
2024	$1,835,089	$1,871,683	$269,380	$119,557	$216,482	$(165,623)	$89,491	$2,400,970

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

(1)	Excludes (a) for 2020, approximately $1.38 billion related to impairment of oil and natural gas properties; and (b) for 2023, approximately $15.7 million related to a proved property impairment related to a natural gas property located in St. Martin Parish, Louisiana. No exclusions were made for 2021, 2022, or 2024.

Total Shareholder Return Vs Peer Group
Tabular List, Table

In the Company’s assessment, the financial performance measures set forth in the table below represent the most important financial performance measures used by the Company for 2024 to link compensation actually paid to the Company’s Named Executive Officers to Company performance. Please refer to the “Compensation Discussion and Analysis” for additional information.

Most Important Performance Measures to Determine 2024 Compensation Actually Paid
Operating Margin
Free Cash Flow Percentage
Net Debt to EBITDAX
Relative Total Stockholder Return

Total Shareholder Return Amount		$ 198.59	176.99	190.88	150.88	56.15
Peer Group Total Shareholder Return Amount		158.04	159.64	154.15	106.05	63.6
Net Income (Loss)		$ 397,330,000	$ 442,604	$ 1,050,249,000	$ 559,716,000	$ (1,868,983,000)
Company Selected Measure Amount		39	45	63	56	(102)
PEO Name		Mr. Stavros
Additional 402(v) Disclosure

	Chazen		Stavros		Average	Average
					Summary	Compensation	Value of Initial Fixed $100
					Compensation	Actually Paid	Investment Based on:			Company
	Summary	Compensation	Summary	Compensation	Table Total	to Non-PEO	Company	Peer Group	Company	Selected
	Compensation	Actually	Compensation	Actually	for Non-PEO	Named	Total	Total	Net Income	Measure:
	Table	Paid to	Table	Paid to	Named	Executive	Stockholder	Stockholder	(Loss)	Operating
Year	Total for	PEO 1	Total for	PEO 2	Executive	Officers	Return	Return	(in thousands)	Margin
(1)	PEO 1	(2)	PEO 2	(3)	Officers	(4)	(5)	(6)	(7)	(8)
2024	n/a	n/a	$8,361,249	$11,829,952	$3,322,897	$3,888,777	$198.59	$158.04	$397,330	39%
2023	n/a	n/a	$5,457,370	$4,321,974	$2,210,315	$1,782,860	$176.99	$159.64	$442,604	45%
2022	$308,927	$308,927	$3,662,058	$5,922,767	$1,744,762	$2,698,019	$190.88	$154.15	$1,050,249	63%
2021	$349,162	$349,162	n/a	n/a	$2,443,348	$8,179,867	$150.88	$106.05	$559,716	56%
2020	$255,462	$255,462	n/a	n/a	$1,692,176	$(16,291)	$56.15	$63.60	$(1,868,983)	(102)%
(1)	We have never sponsored or maintained any defined benefit or actuarial pension plans, and therefore no pension value adjustments were made to the compensation actually paid amounts set forth in this table. To date, we have not granted any option awards to any Named Executive Officer. The Company began paying dividends in 2021.

Fair value amounts included in the table above and in the following footnotes are computed in accordance with FASB ASC 718 and, for any awards subject to market conditions, the fair value as of a given date was calculated based upon the probable outcome of such conditions as of such date. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant. The range of estimates used in the Monte Carlo calculations are as follows: (a) for PSUs granted in 2019, (i) expected volatility of 87.06 percent and risk-free interest rate of 0.10 percent as of December 31, 2020, and (ii) expected volatility of 35.04 percent and risk-free interest rate of 1.57 percent as of December 31, 2019; (b) for PSUs granted in 2020, (i) expected volatility of 51.94 percent and risk-free interest rate of 0.39 percent as of December 31, 2021, and (ii) expected volatility of 66.73 percent and risk-free interest rate of 0.13 percent as of December 31, 2020; (c) for PSUs granted in 2023, (i) expected volatility of 44.65 percent and risk-free interest rate of 4.13 percent as of December 31, 2023, and (ii) expected volatility of 28.32 percent and risk-free interest rate of 4.08 percent as of December 31, 2024; and (d) for PSUs granted in 2024, expected volatility of 31.22 percent and risk-free interest rate of 4.16 as of December 31, 2024. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 12—Stock Based Compensation to our audited financial statements included in our 2024 Form 10-K and in our Form 10-Ks for prior years, as applicable.

Severance Payments And Benefits	$ 1,700,000
Shares Received Under Pro Rata Vesting | shares	59,873
Impairment, Oil and Gas, Property with Unproved and Proved Reserves		$ 0	$ 15,700,000	$ 0	$ 0	$ 1,380,000,000
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Margin
Non-GAAP Measure Description
(8)	Reflects the Company’s operating margin for each specified fiscal year. Please refer to “Compensation Discussion and Analysis—2024 Compensation Decisions—Annual Incentive Program” for information regarding how we calculate operating margin. In determining operating margin for purposes of (a) our 2020 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $1.38 billion related to impairment of oil and natural gas properties; and (b) our 2023 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $15.7 million related to a proved property impairment related to a natural gas property located in St. Martin Parish, Louisiana. No exclusions were made for 2021, 2022, or 2024.

Measure:: 2
Pay vs Performance Disclosure
Name		Free Cash Flow Percentage
Measure:: 3
Pay vs Performance Disclosure
Name		Net Debt to EBITDAX
Measure:: 4
Pay vs Performance Disclosure
Name		Relative Total Stockholder Return
PSUs granted in 2019
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						87.06%	35.04%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.10%	1.57%
PSUs granted in 2020
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					51.94%	66.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.39%	0.13%
PSUs granted in 2023
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		28.32%	44.65%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.08%	4.13%
PSUs granted in 2024
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		31.22%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.16%
Mr. Chazen
Pay vs Performance Disclosure
PEO Total Compensation Amount				308,927	$ 349,162	$ 255,462
PEO Actually Paid Compensation Amount				308,927	$ 349,162	$ 255,462
Mr. Stavros
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,361,249	$ 5,457,370	3,662,058
PEO Actually Paid Compensation Amount		11,829,952	$ 4,321,974	$ 5,922,767
PEO | Mr. Stavros | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,130,110)
PEO | Mr. Stavros | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,598,813
PEO | Mr. Stavros | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,927,230
PEO | Mr. Stavros | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,064,206
PEO | Mr. Stavros | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		325,599
PEO | Mr. Stavros | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		281,778
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,835,089)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,400,970
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,871,683
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		269,380
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		119,557
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		216,482
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(165,623)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 89,491